Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

NOTE 29 – SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following data presents quarterly data:

Selected Quarterly Financial Data (dollars in millions)

	Unaudited
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
For the year ended December 31, 2015
Interest income	$510.4	$437.7	$283.8	$281.0
Interest expense	(286.7)	(280.3)	(265.2)	(271.3)
Provision for credit losses	(57.6)	(49.9)	(18.4)	(34.6)
Rental income on operating leases	550.9	539.3	531.7	530.6
Other income	30.4	39.2	63.5	86.4
Depreciation on operating lease equipment	(166.8)	(159.1)	(157.8)	(156.8)
Maintenance and other operating lease expenses	(79.6)	(55.9)	(49.4)	(46.1)
Operating expenses	(357.8)	(333.9)	(235.0)	(241.6)
Loss on debt extinguishment	(2.2)	(0.3)	(0.1)	–
Benefit (provision) for income taxes	10.2	560.0	(37.8)	(44.0)
Net loss attributable to noncontrolling interests, after tax	–	–	–	0.1
Loss from discontinued operations, net of taxes	(6.7)	(3.7)	–	–
Net income	$144.5	$693.1	$115.3	$103.7
Net income per diluted share	$0.72	$3.61	$0.66	$0.59

For the year ended December 31, 2014
Interest income	$306.2	$308.3	$309.8	$302.2
Interest expense	(276.9)	(275.2)	(262.2)	(271.9)
Provision for credit losses	(15.0)	(38.2)	(10.2)	(36.7)
Rental income on operating leases	546.5	535.0	519.6	491.9
Other income	116.4	24.2	93.7	71.1
Depreciation on operating lease equipment	(153.2)	(156.4)	(157.3)	(148.8)
Maintenance and other operating lease expenses	(49.7)	(46.5)	(49.0)	(51.6)
Operating expenses	(248.8)	(234.5)	(225.0)	(233.5)
Loss on debt extinguishment	(3.1)	–	(0.4)	–
Benefit (provision) for income taxes	28.3	401.2	(18.1)	(13.5)
Net loss (income) attributable to noncontrolling interests, after tax	1.3	(2.5)	(5.7)	5.7
Income (loss) from discontinued operation, net of taxes	(1.0)	(0.5)	51.7	2.3
Net income	$251.0	$514.9	$246.9	$117.2
Net income per diluted share	$1.37	$2.76	$1.29	$0.59

As detailed further in Note 31 – Statements of Cash Flows, revisions to previously reported statements of cash flows were reflected for the years ended December 31, 2015, 2014 and 2013. The following tables reflect the previously reported and newly revised interim statements of cash flows for the quarter ended March 31, 2015, six months ended June 30, 2015 and nine months ended September 30, 2015. In addition, the statement of cash flows for the quarter ended March 31, 2016 is presented to update the interim reported balances as filed in the Form 10-Q for the quarterly period ended March 31, 2016. In no period did the errors in total change the Increase or decrease in cash and cash equivalents.  See Note 31 – Statements of Cash Flows for certain revision explanations.

Cash Flow Statement Changes (dollars in millions)

	2015
	Three Months Ended March 31		Six Months Ended June 30		Nine Months Ended September 30
	As Reported	As Revised	As Reported*	As Revised*	As Reported	As Revised
Cash Flows From Operations
Net income	$ 103.7	$ 103.7	$ 219.0	$ 219.0	$ 912.1	$ 912.1
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	34.6	34.6	53.0	53.0	102.9	102.9
Net depreciation, amortization and accretion	165.5	196.0	388.5	388.5	500.7	582.1
Net gains on equipment, receivable and investment sales	(29.2)	(29.2)	(45.6)	(45.6)	(66.6)	(63.2)
Provision for deferred income taxes	21.2	21.2	53.0	53.0	(563.6)	(563.6)
(Increase) decrease in finance receivables held for sale	(74.7)	(74.7)	(148.8)	(148.8)	(101.1)	(117.1)
Goodwill Impairment	-	-	-	-	29.0	29.0
Reimbursement of OREO expense from FDIC	-	-	-	-	2.2	2.2
(Increase) decrease in other assets	(46.8)	(37.6)	54.6	54.6	(45.8)	(39.6)
(Decrease) increase in accrued liabilities and payables	(41.7)	(107.8)	(169.4)	(169.4)	11.0	(100.4)

Net cash flows provided by operations	132.6	106.2	404.3	404.3	780.8	744.4

Cash Flows From Investing Activities
Changes in loans, net	(52.3)	(55.4)	(720.7)	(720.7)	(1,323.6)	(1,106.3)
Purchases of investment securities	(3,094.3)	(3,094.3)	(5,061.6)	(5,061.6)	(6,882.1)	(6,829.9)
Proceeds from maturities of investment securities	3,482.3	3,482.3	4,814.6	4,814.6	7,066.0	7,007.7
Proceeds from asset and receivable sales	544.9	542.6	781.9	781.9	1,455.7	1,427.7
Purchases of assets to be leased and other equipment	(408.2)	(424.6)	(973.6)	(973.6)	(1,717.9)	(1,839.9)
Net increase in short-term factoring receivables	(112.3)	(112.3)	91.7	91.7	(32.3)	(32.3)
Purchases of restricted stock	-	-	(2.7)	(2.7)	(126.2)	(128.9)
Proceeds from redemption of restricted stock	1.7	1.7	-	-	18.3	18.3
Payments to the FDIC under loss share agreements	-	-	-	-	(17.4)	(17.4)
Proceeds from the FDIC under loss share agreements and participation agreements	-	-	-	-	11.3	11.3
Proceeds from sales of other real estate owned, net of repurchases	-	-	-	-	24.2	24.2
Acquisition, net of cash received	-	-	-	-	2,521.2	2,521.2
Change in restricted cash	143.8	143.8	167.4	167.4	151.1	151.1

Net cash flows provided by (used in) investing activities	505.6	483.8	(903.0)	(903.0)	1,148.3	1,206.8

Cash Flows From Financing Activities
Proceeds from the issuance of term debt	519.8	519.8	956.8	956.8	1,670.6	1,606.5
Repayments of term debt	(2,126.9)	(2,129.8)	(3,020.0)	(3,020.0)	(3,854.5)	(3,868.2)
Proceeds from the issuance of FHLB Debt	-	-	64.1	64.1	5,100.0	5,164.1
Repayments of FHLB Debt	(167.9)	(167.9)	(3.5)	(3.5)	(4,997.4)	(5,000.9)
Net increase in deposits	908.4	906.4	1,412.5	1,412.5	1,949.2	1,943.1
Collection of security deposits and maintenance funds	255.5	164.9	137.7	137.7	234.9	236.1
Use of security deposits and maintenance funds	(316.7)	(173.0)	(69.0)	(69.0)	(127.1)	(127.1)
Repurchase of common stock	(331.7)	(331.7)	(392.7)	(392.7)	(531.8)	(531.8)
Dividends paid	(27.1)	(27.1)	(53.6)	(53.6)	(84.4)	(84.4)
Purchase of non-controlling interest	(20.5)	(20.5)	(20.5)	(20.5)	(20.5)	(20.5)
Payments on affordable housing investment credits	-	-	-	-	(0.2)	(0.2)

Net cash flows used in financing activities	(1,307.1)	(1,258.9)	(988.2)	(988.2)	(661.2)	(683.3)

(Decrease) increase in unrestricted cash and cash equivalents	(668.9)	(668.9)	(1,486.9)	(1,486.9)	1,267.9	1,267.9
Unrestricted cash and cash equivalents, beginning of period	6,155.5	6,155.5	6,155.5	6,155.5	6,155.5	6,155.5
Unrestricted cash and cash equivalents, end of period	$ 5,486.6	$ 5,486.6	$ 4,668.6	$ 4,668.6	$ 7,423.4	$ 7,423.4

Supplementary Cash Flow Disclosure
Interest paid	$ (324.3)	$ (324.3)	$ (538.3)	$ (538.3)	$ (866.5)	$ (866.5)
Federal, foreign, state and local income taxes (paid) collected, net	(14.0)	(14.0)	(17.7)	(17.7)	(26.4)	(26.4)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	239.4	241.7	397.7	397.7	2,030.0	2,049.0
Transfer of assets from held for sale to held for investment	0.7	0.7	43.5	43.5	93.1	93.1
Deposits on flight equipment purchases applied to acquisition of flight equipment, capitalized interest and buyer furnished equipment	-	99.8	176.1	176.1	-	288.1
Transfers of assets from held for investment to OREO	-	-	-	-	26.4	26.4
Issuance of common stock as consideration	-	-	-	-	1,462.0	1,462.0

* Amounts were revised in the interim filing on Form 10-Q for the quarterly period ended June 30, 2016, therefore reported equates to revised. However, the reported are different from balances included in the interim filing on Form 10-Q for the quarterly period ended June 30, 2015.

Cash Flow Statement Changes (dollars in millions)

	2016
	Three Months Ended March 31
	As Reported	As Revised
Cash Flows From Operations
Net income	$ 146.9	$ 146.9
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	99.3	99.3
Net depreciation, amortization and accretion	176.9	200.9
Net gains on equipment, receivable and investment sales	(8.5)	(8.5)
Provision for deferred income taxes	67.3	67.3
Increase in finance receivables held for sale	347.1	233.4
Reimbursement of OREO expense from FDIC	4.6	0.9
(Increase) decrease in other assets	(77.2)	(52.8)
(Decrease) increase in accrued liabilities and payables	(190.4)	(206.5)

Net cash flows provided by operations	566.0	480.9

Cash Flows From Investing Activities
Changes in loans, net	(437.7)	(260.9)
Purchases of investment securities	(492.5)	(492.5)
Proceeds from maturities of investment securities	541.5	541.5
Proceeds from asset and receivable sales	455.9	447.8
Purchases of assets to be leased and other equipment	(298.4)	(356.0)
Net increase in short-term factoring receivables	(209.9)	(209.9)
Proceeds from redemption of restricted stock	2.2	2.2
Payments to the FDIC under loss share agreements	(3.1)	(1.1)
Proceeds from the FDIC under loss share agreements and participation agreements	25.4	27.1
Proceeds from sales of other real estate owned, net of repurchases	36.6	36.6
Change in restricted cash	7.6	7.6

Net cash flows provided by (used in) investing activities	(372.4)	(257.6)

Cash Flows From Financing Activities
Proceeds from the issuance of term debt	7.2	7.2
Repayments of term debt	(470.2)	(499.9)
Proceeds from the issuance of FHLB Debt	551.0	551.0
Repayments of FHLB Debt	(552.3)	(552.3)
Net increase in deposits	114.2	114.2
Collection of security deposits and maintenance funds	70.1	70.1
Use of security deposits and maintenance funds	(30.8)	(30.8)
Dividends paid	(30.6)	(30.6)
Payments on affordable housing investment credits	(4.3)	(4.3)

Net cash flows used in financing activities	(345.7)	(375.4)

Decrease in unrestricted cash and cash equivalents	(152.1)	(152.1)
Unrestricted cash and cash equivalents, beginning of period	7,470.6	7,470.6
Unrestricted cash and cash equivalents, end of period	$ 7,318.5	$ 7,318.5

Supplementary Cash Flow Disclosure
Interest paid	$ (335.9)	$ (335.9)
Federal, foreign, state and local income taxes (paid) collected, net	$ (0.2)	$ (0.2)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	$ 833.4	$ 833.4
Transfer of assets from held for sale to held for investment	$ 61.1	$ 61.1
Deposits on flight equipment purchases applied to acquisition of flight equipment, capitalized interest and buyer furnished equipment	$ -	$ 29.4
Transfers of assets from held for investment to OREO	$ 19.9	$ 19.9